Loans and borrowings	12 Months Ended
Mar. 31, 2023
Borrowings [abstract]
Loans and borrowings
17.

Loans and borrowings

Short-term borrowings

Short-term borrowings primarily consist of “pre-shipment credit” drawn by the parent company and other unsecured loans drawn by parent company and certain of its subsidiaries in Russia, Brazil, Mexico, Ukraine and Switzerland which are repayable within 12 months from the date of drawdown.

Short-term borrowings consist of the following:

	As of March 31,
	2023		2022
Pre-shipment credit	Rs.	-	Rs.	18,211
Other working capital borrowings		7,390		8,871
	Rs.	7,390	Rs.	27,082

The interest rate profile of short-term borrowings from banks is given below:

	As of March 31,
	2023		2022
	Currency (1)	Interest Rate (2)	Currency (1)	Interest Rate (2)
Other working capital borrowings	RUB	9.87% to 10.40%	RUB	8.88%
	MXN	TIIE + 1.15%	MXN	TIIE + 1.15%
	INR	9.15%	INR	4.00%
	BRL	CDI + 1.2%	BRL	CDI + 1.79%
	UAH	21.00%	UAH	13.00%
	-	-	U.S.$	1 Months LIBOR+ 80 bps
Pre-shipment credit	-	-	INR	3 Months T-bill – 5 bps
	-	-	INR	3 Months T-bill
	-	-	INR	3 Months T-bill + 25 bps

(1)	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “BRL” means Brazilian reals and “UAH” means Ukrainian hryvnia.
(2)
“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “T-bill” means India Treasury bill and “CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário).

Long-term borrowings

Long-term borrowings consist of the following:

	As of March 31, 2023				As of March 31, 2022
	Non-current		Current		Non-current		Current
Non-convertible debentures by the APSL subsidiary (1)		-		3,800		3,800		-
Lease Liabilities		1,278		1,004		1,946		1,017
	Rs.	1,278	Rs.	4,804	Rs.	5,746	Rs.	1,017

(1)	“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.

During the year ended March 31, 2021, the APSL subsidiary issued non-convertible debentures for

Rs.3,800.
The aforesaid non-convertible debentures are unsecured and repayable at par after
 3 years following the date of issue (i.e.,  by June 2023).

The interest rate profiles of long-term borrowings (other than obligations under leases) as of March 31, 2023 and 2022 were as follows:

	As of March 31,
	2023		2022
	Currency (1)	Interest Rate	Currency (1)	Interest Rate
Non-convertible debentures	INR	6.77%	INR	6.77%

(1)	“INR” means Indian rupees .

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2023 were as follows:

Maturing in	Non- convertible debentures		Obligations under leases		Total
Less than 1 year	Rs.	3,800	Rs.	1,004	Rs.	4,804
1-2 years		-		992		992
2-3 years		-		242		242
3-4 years		-		38		38
4-5 years		-		6		6
Thereafter		-		-		-
	Rs.	3,800	Rs.	2,282	Rs.	6,082

The aggregate maturities of long-term loans and borrowings, based on contractual maturities, as of March 31, 2022 were as follows:
Maturing in	Non- convertible debentures		Obligations under leases		Total
Less than 1 year	Rs.	-	Rs.	1,017	Rs.	1,017
1-2 years		3,800		868		4,668
2-3 years		-		809		809
3-4 years		-		155		155
4-5 years		-		65		65
Thereafter		-		49		49
	Rs.	3,800	Rs.	2,963	Rs.	6,763
Uncommitted lines of credit from banks

The Company had uncommitted lines of credit of Rs.68,516 and Rs.39,989 as of March 31, 2023 and 2022, respectively, from its banks for working capital requirements. The Company draw upon these lines of credit based on its working capital requirements.

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2023:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	6,763	Rs.	27,082	Rs.	33,845
Recognition of right-of-use liability during the year		177		-		177
Payment of principal portion of lease liabilities		(1,015)		-		(1,015)
Borrowings made during the year		-		49,234		49,234
Borrowings repaid during the year		-		(68,616)		(68,616)
Effect of changes in foreign exchange rates		157		(310)		(153)
Closing balance	Rs.	6,082	Rs.	7,390	Rs.	13,472
Reconciliation of liabilities arising from financing activities during the year ended March 31, 2022:
Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	7,163	Rs.	23,136	Rs.	30,299
Recognition of right-of-use liability during the year		327		-		327
Payment of principal portion of lease liabilities		(785)		-		(785)
Borrowings made during the year		-		51,518		51,518
Borrowings repaid during the year		-		(47,998)		(47,998)
Effect of changes in foreign exchange rates		58		426		484
Closing balance	Rs.	6,763	Rs.	27,082	Rs.	33,845

(1)	Includes current portion.